Concentrations - Schedule of Concentrations of Credit Risk (Details) - USD ($)		6 Months Ended
		Mar. 31, 2025		Sep. 30, 2024		Mar. 31, 2024
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage						87.00%
Supplier accounts receivable percentage						87.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer accounts receivable		$ 4,973,403		$ 6,284,112
Customer accounts receivable percentage		74.00%		81.00%
Supplier accounts receivable percentage		74.00%		81.00%
Customer Concentration Risk [Member] | Advance from Customers [Member]
Concentration Risk [Line Items]
Customer accounts receivable		$ 31,564		$ 34,470
Customer accounts receivable percentage		30.00%		24.00%
Supplier accounts receivable percentage		30.00%		24.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer accounts receivable		$ 5,793,028				$ 5,861,524
Customer accounts receivable percentage		88.00%
Supplier accounts receivable percentage		88.00%
Customer Concentration Risk [Member] | A [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage						27.00%
Supplier accounts receivable percentage						27.00%
Customer Concentration Risk [Member] | A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer accounts receivable		$ 2,677,706		$ 2,850,542
Customer accounts receivable percentage		40.00%		37.00%
Supplier accounts receivable percentage		40.00%		37.00%
Customer Concentration Risk [Member] | A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer accounts receivable		$ 1,712,237				$ 1,811,277
Customer accounts receivable percentage		26.00%
Supplier accounts receivable percentage		26.00%
Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage						46.00%
Supplier accounts receivable percentage						46.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer accounts receivable		$ 1,421,155		$ 2,484,807
Customer accounts receivable percentage		21.00%		32.00%
Supplier accounts receivable percentage		21.00%		32.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer accounts receivable		$ 1,714,509				$ 3,118,446
Customer accounts receivable percentage		26.00%
Supplier accounts receivable percentage		26.00%
Customer Concentration Risk [Member] | C [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage	[1]
Supplier accounts receivable percentage	[1]
Customer Concentration Risk [Member] | C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer accounts receivable		$ 874,542			[1]
Customer accounts receivable percentage		13.00%			[1]
Supplier accounts receivable percentage		13.00%			[1]
Customer Concentration Risk [Member] | C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer accounts receivable		$ 1,485,858					[1]
Customer accounts receivable percentage		23.00%
Supplier accounts receivable percentage		23.00%
Customer Concentration Risk [Member] | D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer accounts receivable			[1]	$ 948,763
Customer accounts receivable percentage			[1]	12.00%
Supplier accounts receivable percentage			[1]	12.00%
Customer Concentration Risk [Member] | E [Member] | Advance from Customers [Member]
Concentration Risk [Line Items]
Customer accounts receivable		$ 21,229			[1]
Customer accounts receivable percentage		20.00%			[1]
Supplier accounts receivable percentage		20.00%			[1]
Customer Concentration Risk [Member] | F [Member] | Advance from Customers [Member]
Concentration Risk [Line Items]
Customer accounts receivable		$ 10,335			[1]
Customer accounts receivable percentage		10.00%			[1]
Supplier accounts receivable percentage		10.00%			[1]
Customer Concentration Risk [Member] | G [Member] | Advance from Customers [Member]
Concentration Risk [Line Items]
Customer accounts receivable			[1]	$ 18,524
Customer accounts receivable percentage			[1]	13.00%
Supplier accounts receivable percentage			[1]	13.00%
Customer Concentration Risk [Member] | H [Member] | Advance from Customers [Member]
Concentration Risk [Line Items]
Customer accounts receivable			[1]	$ 15,946
Customer accounts receivable percentage			[1]	11.00%
Supplier accounts receivable percentage			[1]	11.00%
Customer Concentration Risk [Member] | I [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage	[1]
Supplier accounts receivable percentage	[1]
Customer Concentration Risk [Member] | I [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer accounts receivable		$ 880,424					[1]
Customer accounts receivable percentage		13.00%
Supplier accounts receivable percentage		13.00%
Customer Concentration Risk [Member] | J [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage						14.00%
Supplier accounts receivable percentage						14.00%
Customer Concentration Risk [Member] | J [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer accounts receivable			[1]			$ 931,801
Customer accounts receivable percentage	[1]
Supplier accounts receivable percentage	[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		62.00%		66.00%
Supplier accounts receivable		$ 99,958		$ 126,808
Supplier accounts receivable percentage		62.00%		66.00%
Supplier Concentration Risk [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		85.00%		90.00%
Supplier accounts receivable		$ 9,314,066		$ 15,271,229
Supplier accounts receivable percentage		85.00%		90.00%
Supplier Concentration Risk [Member] | Total Purchase [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		84.00%				87.00%
Supplier accounts receivable		$ 8,683,628				$ 8,170,385
Supplier accounts receivable percentage		84.00%				87.00%
Supplier Concentration Risk [Member] | A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		29.00%		26.00%
Supplier accounts receivable		$ 47,291		$ 48,903
Supplier accounts receivable percentage		29.00%		26.00%
Supplier Concentration Risk [Member] | B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		20.00%		17.00%
Supplier accounts receivable		$ 32,467		$ 33,275
Supplier accounts receivable percentage		20.00%		17.00%
Supplier Concentration Risk [Member] | C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		13.00%			[1]
Supplier accounts receivable		$ 20,200			[1]
Supplier accounts receivable percentage		13.00%			[1]
Supplier Concentration Risk [Member] | D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage			[1]	23.00%
Supplier accounts receivable			[1]	$ 44,630
Supplier accounts receivable percentage			[1]	23.00%
Supplier Concentration Risk [Member] | E [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		48.00%		32.00%
Supplier accounts receivable		$ 5,208,955		$ 5,479,056
Supplier accounts receivable percentage		48.00%		32.00%
Supplier Concentration Risk [Member] | F [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		16.00%		23.00%
Supplier accounts receivable		$ 1,802,497		$ 3,938,938
Supplier accounts receivable percentage		16.00%		23.00%
Supplier Concentration Risk [Member] | G [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		11.00%		10.00%
Supplier accounts receivable		$ 1,180,602		$ 1,644,050
Supplier accounts receivable percentage		11.00%		10.00%
Supplier Concentration Risk [Member] | H [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		10.00%		25.00%
Supplier accounts receivable		$ 1,122,012		$ 4,209,185
Supplier accounts receivable percentage		10.00%		25.00%
Supplier Concentration Risk [Member] | H [Member] | Total Purchase [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		29.00%				17.00%
Supplier accounts receivable		$ 2,925,067				$ 1,594,471
Supplier accounts receivable percentage		29.00%				17.00%
Supplier Concentration Risk [Member] | F [Member] | Total Purchase [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		27.00%				23.00%
Supplier accounts receivable		$ 2,815,761				$ 2,121,255
Supplier accounts receivable percentage		27.00%				23.00%
Supplier Concentration Risk [Member] | I [Member] | Total Purchase [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		15.00%					[1]
Supplier accounts receivable		$ 1,584,037					[1]
Supplier accounts receivable percentage		15.00%					[1]
Supplier Concentration Risk [Member] | G [Member] | Total Purchase [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage		13.00%					[1]
Supplier accounts receivable		$ 1,358,763					[1]
Supplier accounts receivable percentage		13.00%					[1]
Supplier Concentration Risk [Member] | E [Member] | Total Purchase [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage			[1]			31.00%
Supplier accounts receivable			[1]			$ 2,947,545
Supplier accounts receivable percentage			[1]			31.00%
Supplier Concentration Risk [Member] | J [Member] | Total Purchase [Member]
Concentration Risk [Line Items]
Customer accounts receivable percentage			[1]			16.00%
Supplier accounts receivable			[1]			$ 1,507,114
Supplier accounts receivable percentage			[1]			16.00%

[1]	The percentage is below 10%